Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 470,915	$ 72,170	¥ (1,451,950)	¥ (402,833)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation of property, equipment and software	12,743	1,953	9,831	6,740
Amortization of intangible assets	1,556	238
Loss on disposal of property, equipment and software	8	1
Interest expenses of convertible promissory notes and onshore convertible loans				6,963
Fair value change of warrants			(5,644)	(61,405)
Fair value change of put right liabilities	(3,024)	(463)
Fair value change of other financial assets			(42)
Income from other financial assets				(13,622)
Equity in loss of an affiliate	108,587	16,642
Share-based compensation	493,464	75,627	366,895	3,520
Loss from conversion of 2017 Notes				18,375
Loss from conversion of onshore convertible loans				8,548
Loss from issuance of 2018 Notes				5,081
Loss on termination agreement with Everest			23,039
Amortization of right-of use assets and interest of lease liabilities	8,837	1,354	5,803
Gains on deconsolidation of a subsidiary	(407,598)	(62,467)
Fair value change of short-term investments	(11,288)	(1,730)	(703)
Changes in operating assets and liabilities
Accounts receivable	(130,498)	(20,000)
Contract assets	(227,391)	(34,849)	11,000	(11,000)
Prepayments and other receivables	(58,692)	(8,995)	(48,831)	(76,276)
Accruals and other payables	173,713	26,624	188,375	55,641
Contract liabilities				(15,803)
Advance from customers			(14,151)	14,151
Research and development funding received			53,148	178,715
Other non-current liabilities	7,474	1,145
Deferred subsidy income	3,589	550	1,420	2,500
Lease liabilities	(8,837)	(1,354)	(6,172)
Net cash generated from (used in) operating activities	433,558	66,446	(867,982)	(280,705)
Cash flows from investing activities
Purchase of property, equipment and software	(8,008)	(1,227)	(12,241)	(14,409)
Proceeds from disposal of short-term investments	2,503,749	383,716	102,703
Purchase of short-term investments	(2,491,991)	(381,914)	(134,000)
Cash paid for investments in other financial assets				(30,000)
Cash disposed of resulting from deconsolidation of a subsidiary	(257,651)	(39,487)
Cash received from disposal of other financial assets			256,000	40,000
Cash received on income from other financial assets			0	13,909
Cash received from repayment of loans due from an affiliate	52,000	7,969
Net cash generated from (used in) investing activities	(201,901)	(30,943)	212,462	9,500
Cash flows from financing activities
Proceeds from issuance of convertible preferred shares, net of issuance cost			183,536	1,306,633
Proceeds from issuance of convertible promissory notes				59,704
Proceeds from initial public offering and over-allotment, net of underwriting discounts and commissions	726,300	111,310
Payment of issuance cost for initial public offering and over-allotment	(27,595)	(4,229)	(827)
Proceeds from private placement, net of payment of issuance cost	2,782,455	426,430
Proceeds from exercise of warrants				132,332
Proceeds from exercise of stock options	9,275	1,422
Proceeds from issuance of ordinary shares for restricted share units	46	7
Proceeds from bank borrowings			50,000	80,000
Repayment of bank borrowings	(50,000)	(7,663)	(80,000)	(99,000)
Prepayment for stock repurchase program	(34,859)	(5,342)
Cash received from collection of prepayment for stock repurchase program	34,859	5,342
Net cash generated from financing activities	3,440,481	527,277	152,709	1,479,669
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(106,643)	(16,344)	15,163	59,754
Net increase (decrease) in cash and cash equivalents and restricted cash	3,565,495	546,436	(487,648)	1,268,218
Cash, cash equivalents, and restricted cash, beginning of year	1,193,283	182,879	1,680,931	412,713
Cash, cash equivalents, and restricted cash, end of the year	4,758,778	729,315	1,193,283	1,680,931
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	8,837	1,354	6,172
Right-of-use assets obtained in exchange for operating lease obligations	7,459	1,143	8,595
Other supplemental cash flow disclosures
Interest paid	957	147	2,991	4,862
Non-cash activities
Exercise of warrants				1,314
Payables for in-licensed patent rights				¥ 5,970
Accrued initial public offering costs payable			17,504
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares			5,283
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares			¥ 27,768
Accrued private placement offering costs payable	128,786	19,737
Ordinary shares issued to Everest	254,848	39,057
Conversion of preferred shares to ordinary shares	3,104,177	475,736
Conversion of convertible promissory notes to ordinary shares	¥ 58,826	$ 9,015